Leases - Right-of-use Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Leases [Abstract]
Beginning balance as at April 1, 2020 and 2019	$ 11,492
Additions	2,611	$ 7,262
Terminations	0	(381)
Depreciation	(1,906)	(2,090)
Reassessment	(830)	0
Lease inducement allowance	28	3
Exchange rate effect	(277)	189
Ending balance	$ 11,118	$ 11,492